Commitments and Contingencies - Additional Information (Detail)					1 Months Ended									12 Months Ended
	Oct. 06, 2017 USD ($) ft²	Apr. 07, 2017 USD ($) ft²	Sep. 21, 2016 ft²	Jul. 25, 2014 USD ($)	Mar. 31, 2020 USD ($)	Nov. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($) ft²	Dec. 31, 2017 USD ($)	Feb. 28, 2017 USD ($)	Nov. 30, 2016	Jul. 31, 2015 ft²	May 31, 2013 USD ($)	Dec. 31, 2019 USD ($) ft² Term	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Oct. 31, 2017 USD ($)	Jan. 01, 2019 USD ($)	Sep. 30, 2015 ft²
Commitment And Contingencies [Line Items]
Operating lease term													42 months
Minimum monthly lease payments													$ 17,588
Right-of-use assets														$ 8,223,000	$ 0			$ 6,600,000
Operating lease liabilities																		$ 7,000,000.0
Operating lease costs														1,969,000	1,100,000	$ 1,000,000.0
GeneQuine Biotherapeutics GmbH ("GeneQuine") [Member] | Definitive Agreement [Member]
Commitment And Contingencies [Line Items]
License agreement, upfront fee paid									$ 2,000,000.0
Milestone, Revenue recognized									0
Research and development milestone payment															$ 750,000
GeneQuine Biotherapeutics GmbH ("GeneQuine") [Member] | Definitive Agreement [Member] | Maximum [Member]
Commitment And Contingencies [Line Items]
Additional milestone payments									51,500,000
Xenon Pharmaceuticals, Inc. ("Xenon") [Member] | Definitive Agreement [Member]
Commitment And Contingencies [Line Items]
License agreement, upfront fee paid							$ 3,000,000.0
Milestone, Revenue recognized														$ 0
Xenon Pharmaceuticals, Inc. ("Xenon") [Member] | Definitive Agreement [Member] | Maximum [Member]
Commitment And Contingencies [Line Items]
Additional milestone payments							40,800,000
ZILRETTA [Member] | Southwest Research Institute (SwRI) [Member] | Upon FDA First Approval [Member]
Commitment And Contingencies [Line Items]
License agreement, upfront fee paid				$ 120,000
Investigational New Drug | GeneQuine Biotherapeutics GmbH ("GeneQuine") [Member] | Definitive Agreement [Member]
Commitment And Contingencies [Line Items]
Research and development milestone payment						$ 750,000
Sales Related Milestone Payments [Member] | Xenon Pharmaceuticals, Inc. ("Xenon") [Member] | Definitive Agreement [Member]
Commitment And Contingencies [Line Items]
Additional milestone payments							75,000,000.0
Evonik Corporation [Member]
Commitment And Contingencies [Line Items]
Supply agreement period											5 years
Supply agreement renewal term														2 years
Number of renewal terms | Term														2
Supply agreement description														The Supply Agreement will renew for two successive two-year terms upon mutual written consent by both parties.
Manufacturing and Supply Agreement with Patheon UK Limited [Member]
Commitment And Contingencies [Line Items]
Operating lease, discount rate								6.10%
Operating lease, straight-line cost														$ 204,000
Operating lease, remaining lease term														7 years 9 months 18 days
Manufacturing agreement period												10 years
Increase in operating lease liability								$ 500,000
Increase in right of use asset								$ 500,000
Phase 2 Proof of Concept (PoC) Clinical Trial [Member] | GeneQuine Biotherapeutics GmbH ("GeneQuine") [Member] | Definitive Agreement [Member] | Maximum [Member]
Commitment And Contingencies [Line Items]
Additional milestone payments									$ 4,500,000
Phase 2 Proof of Concept (PoC) Clinical Trial [Member] | Xenon Pharmaceuticals, Inc. ("Xenon") [Member] | Definitive Agreement [Member] | Maximum [Member]
Commitment And Contingencies [Line Items]
Additional milestone payments							$ 9,000,000.0
Phase1 clinical trial [Member]
Commitment And Contingencies [Line Items]
Milestone payment					$ 2,500,000
Burlington Massachusetts [Member]
Commitment And Contingencies [Line Items]
Minimum monthly lease payments	$ 87,000													$ 108,000			$ 80,000
Additional leased office space | ft²	6,450	1,471						5,330				4,700
Extended leased office space | ft²												5,400							5,400
Office space leased on temporary agreement | ft²			6,700									6,700
Lease termination date	Oct. 31, 2023	Oct. 31, 2023										Oct. 31, 2019		Apr. 30, 2025
Temporary lease termination date			Oct. 31, 2017
Operating lease office space | ft²	36,500	28,600												41,873
Lease payment per month for additional office space		$ 4,100
Operating lease commencement date	2018-04
Lease commencement date for additional space														Jul. 01, 2019
Right-of-use assets														$ 2,500,000
Operating lease liabilities														$ 2,500,000
Operating lease, discount rate														6.80%
Operating lease, straight-line cost														$ 1,600,000
Operating lease, remaining lease term														5 years 3 months 18 days
Lessee, operating lease, extension term														18 months
Woburn, Massachusetts [Member]
Commitment And Contingencies [Line Items]
Operating lease term										5 years
Operating lease, discount rate															8.40%
Operating lease, straight-line cost														$ 200,000
Operating lease, remaining lease term														2 years 2 months 12 days	3 years 2 months 12 days
Monthly lease payment										$ 15,000
Total cash obligations for lease										$ 900,000
Operating lease, option to extend														The Woburn lease includes an option to extend the term of the lease for two years